Consolidated Schedule of Investments(a)
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-84.82%
Australia-3.55%
BHP Group Ltd.	1,587	$49,590
Iris Energy Ltd.(b)(c)	8,369	32,807
Mawson Infrastructure Group, Inc.(b)(c)	16,463	36,383
		118,780
Canada-3.53%
Bitfarms Ltd.(b)(c)	19,441	45,298
Hive Digital Technologies Ltd.(b)(c)	12,450	39,466
Hut 8 Corp.(b)(c)	4,497	33,593
		118,357
Cayman Islands-1.72%
Bitdeer Technologies Group(b)(c)	7,029	57,567
China-6.22%
Alibaba Group Holding Ltd., ADR	698	50,375
Bit Digital, Inc.(b)(c)	15,995	42,227
Canaan, Inc., ADR(b)(c)	23,730	34,053
Meitu, Inc.(b)(d)	114,558	33,998
Tencent Holdings Ltd.	1,376	47,631
		208,284
Japan-1.52%
Rakuten Group, Inc.(b)	11,462	51,008
Netherlands-0.75%
Shell PLC	800	25,257
Norway-1.46%
Aker ASA, Class A	812	48,806
South Korea-1.48%
Samsung Electronics Co. Ltd.	907	49,405
Switzerland-1.53%
Nestle S.A.	447	51,357
Taiwan-1.69%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	500	56,480
United Kingdom-1.20%
Argo Blockchain PLC, ADR(b)(c)	19,899	39,997
United States-60.17%
Accenture PLC, Class A	146	53,126
Advanced Micro Devices, Inc.(b)	342	57,350
Alphabet, Inc., Class A(b)	357	50,016
Amazon.com, Inc.(b)	326	50,595
Applied Digital Corp.(b)(c)	6,447	33,138
Bakkt Holdings, Inc.(b)(c)	30,634	41,969
Bank of America Corp.	1,525	51,865
Block, Inc., Class A(b)	745	48,432
Cipher Mining, Inc.(b)	14,400	43,776
Cisco Systems, Inc.	1,000	50,180
Citigroup, Inc.	970	54,485
CleanSpark, Inc.(b)(c)	5,458	43,937
Coinbase Global, Inc., Class A(b)(c)	358	45,896
Galaxy Digital Holdings Ltd., Class H(b)	6,409	46,147
Goldman Sachs Group, Inc. (The)	133	51,073
Honeywell International, Inc.	251	50,767
Intel Corp.	1,062	45,751
International Business Machines Corp.	312	57,302
Intuit, Inc.	83	52,400
	Shares	Value
United States-(continued)
JPMorgan Chase & Co.	297	$51,785
Marathon Digital Holdings, Inc.(b)(c)	2,257	40,017
Mastercard, Inc., Class A	119	53,458
Micron Technology, Inc.	606	51,964
Microsoft Corp.	132	52,481
MicroStrategy, Inc., Class A(b)(c)	95	47,615
NVIDIA Corp.	93	57,220
Oracle Corp.	483	53,951
PayPal Holdings, Inc.(b)	822	50,430
QUALCOMM, Inc.	363	53,909
Riot Platforms, Inc.(b)(c)	3,861	42,085
Robinhood Markets, Inc., Class A(b)(c)	4,317	46,365
Salesforce, Inc.(b)	186	52,283
SoFi Technologies, Inc.(b)(c)	6,187	48,444
Stronghold Digital Mining, Inc., Class A(b)(c)	7,848	38,534
Terawulf, Inc.(b)(c)	26,326	43,964
Tesla, Inc.(b)	222	41,578
Texas Instruments, Inc.	306	48,997
Verizon Communications, Inc.	1,334	56,495
Visa, Inc., Class A	192	52,466
Walmart, Inc.	316	52,219
Western Alliance Bancorporation	791	50,592
		2,015,057
Total Common Stocks & Other Equity Interests (Cost $2,269,109)		2,840,355
Private Fund-14.97%
United States-14.97%
Grayscale Bitcoin Trust BTC (Cost $142,052)	13,201	501,506
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(e)(f) (Cost $1,916)	1,916	1,916
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $2,413,077)		3,343,777
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-25.36%
Invesco Private Government Fund, 5.29%(e)(f)(g)	239,711	239,711
Invesco Private Prime Fund, 5.52%(e)(f)(g)	609,036	609,462
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $849,157)		849,173
TOTAL INVESTMENTS IN SECURITIES-125.21% (Cost $3,262,234)		4,192,950
OTHER ASSETS LESS LIABILITIES-(25.21)%		(844,173)
NET ASSETS-100.00%		$3,348,777

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)—(continued)
January 31, 2024
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2024 represented 1.02% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$90,608	$(88,692)	$-	$-	$1,916	$76
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	181,380	940,324	(881,993)	-	-	239,711	2,805*
Invesco Private Prime Fund	466,235	1,576,545	(1,433,647)	16	313	609,462	7,584*
Total	$647,615	$2,607,477	$(2,404,332)	$16	$313	$851,089	$10,465

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Consolidated Schedule of Investments(a)
Invesco Alerian Galaxy Crypto Economy ETF (SATO)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-84.92%
Australia-5.76%
Iris Energy Ltd.(b)(c)	50,915	$199,587
Mawson Infrastructure Group, Inc.(b)(c)	99,795	220,547
		420,134
Canada-9.84%
Bitfarms Ltd.(b)(c)	117,404	273,551
Hive Digital Technologies Ltd.(b)(c)	75,461	239,212
Hut 8 Corp.(b)(c)	27,360	204,379
		717,142
Cayman Islands-4.77%
Bitdeer Technologies Group(b)(c)	42,473	347,854
China-7.67%
Bit Digital, Inc.(b)(c)	96,602	255,029
Canaan, Inc., ADR(b)(c)	144,376	207,179
Meitu, Inc.(b)(c)(d)	135,507	40,216
Tencent Holdings Ltd.	1,627	56,320
		558,744
Japan-0.83%
Rakuten Group, Inc.(b)	13,557	60,331
Norway-0.79%
Aker ASA, Class A	961	57,761
South Korea-0.80%
Samsung Electronics Co. Ltd.	1,073	58,448
Taiwan-0.91%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	588	66,420
United Kingdom-3.33%
Argo Blockchain PLC, ADR(b)(c)	120,619	242,444
United States-50.22%
Advanced Micro Devices, Inc.(b)	404	67,747
Alphabet, Inc., Class A(b)	421	58,982
Applied Digital Corp.(b)(c)	39,225	201,616
Bakkt Holdings, Inc.(b)(c)	185,060	253,532
Block, Inc., Class A(b)	877	57,014
Cipher Mining, Inc.(b)	86,962	264,364
CleanSpark, Inc.(b)(c)	32,970	265,408
Coinbase Global, Inc., Class A(b)	2,163	277,297
Galaxy Digital Holdings Ltd., Class H(b)(c)	38,727	278,847
Goldman Sachs Group, Inc. (The)	157	60,290
JPMorgan Chase & Co.	349	60,852
	Shares	Value
United States-(continued)
Marathon Digital Holdings, Inc.(b)(c)	13,677	$242,493
Micron Technology, Inc.	713	61,140
Microsoft Corp.	155	61,625
MicroStrategy, Inc., Class A(b)(c)	570	285,690
NVIDIA Corp.	109	67,064
PayPal Holdings, Inc.(b)	970	59,510
Riot Platforms, Inc.(b)(c)	23,405	255,114
Robinhood Markets, Inc., Class A(b)(c)	5,080	54,559
SoFi Technologies, Inc.(b)(c)	7,282	57,018
Stronghold Digital Mining, Inc., Class A(b)(c)	47,573	233,583
Terawulf, Inc.(b)(c)	159,104	265,704
Tesla, Inc.(b)	262	49,070
Visa, Inc., Class A	226	61,757
Western Alliance Bancorporation	931	59,547
		3,659,823
Total Common Stocks & Other Equity Interests (Cost $4,635,718)		6,189,101
Private Fund-15.08%
United States-15.08%
Grayscale Bitcoin Trust BTC (Cost $504,253)	28,924	1,098,823
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $5,139,971)		7,287,924
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-34.53%
Invesco Private Government Fund, 5.29%(e)(f)(g)	704,416	704,416
Invesco Private Prime Fund, 5.52%(e)(f)(g)	1,810,587	1,811,854
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,516,219)		2,516,270
TOTAL INVESTMENTS IN SECURITIES-134.53% (Cost $7,656,190)		9,804,194
OTHER ASSETS LESS LIABILITIES-(34.53)%		(2,516,360)
NET ASSETS-100.00%		$7,287,834

Invesco Alerian Galaxy Crypto Economy ETF (SATO)—(continued)
January 31, 2024
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2024 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$321,255	$(321,255)	$-	$-	$-	$319
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	449,463	2,131,569	(1,876,616)	-	-	704,416	7,023*
Invesco Private Prime Fund	979,154	3,021,042	(2,189,119)	18	759	1,811,854	19,482*
Total	$1,428,617	$5,473,866	$(4,386,990)	$18	$759	$2,516,270	$26,824

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Notes to Quarterly Consolidated Schedules of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,840,355	$-	$-	$2,840,355
Private Fund	501,506	-	-	501,506
Money Market Funds	1,916	849,173	-	851,089
Total Investments	$3,343,777	$849,173	$-	$4,192,950
Invesco Alerian Galaxy Crypto Economy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$6,189,101	$-	$-	$6,189,101
Private Fund	1,098,823	-	-	1,098,823
Money Market Funds	-	2,516,270	-	2,516,270
Total Investments	$7,287,924	$2,516,270	$-	$9,804,194